UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

DUPREE MUTUAL FUNDS -TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
55.19% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/1/2009	AaaAAA	$715,000	$805,119
Chattanooga-Hamilton County TN Hospital Authority Erlanger	4.250	10/1/2006	AaaAAA	50,000	52,349
Columbia Tn Waterworks Revenue Bonds	5.000	12/1/2008	AaaAAA	100,000	109,878
Gatlinburg TN General Obligation	5.000	5/1/2008	AaaAAA	100,000	107,839
Hardeman County TN Corrctional Facility Revenue	7.000	8/1/2005	A/A	240,000	249,602
Hawkins County TN General Obligation	4.500	5/1/2008	AaaAAA	315,000	337,816
Johnson City TN General Obligation	5.250	6/1/2008	AaaAAA	125,000	137,529
Knox County TN Health Education & Housing Facilities Board	5.500	4/15/2011	BaaAAA	300,000	324,132
Knox County TN Health Education & Housing Baptist Health S	5.000	4/15/2006	AaaAAA	100,000	105,015
Marshall County TN General Obligation	4.450	12/1/2010	AaaAAA	270,000	291,103
Maury County TN General Obligation Bond	5.000	4/1/2009	AaaAAA	750,000	823,680
Memphis-Shelby County TN Sports Arena Project Series A	3.800	11/1/2008	AaaAAA	250,000	262,643
Memphis-Shelby Tn Sports Authority Memphis Arena Project	5.500	11/1/2012	AaaAAA	500,000	577,495
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/1/2008	AaaAAA	150,000	164,538
Memphis TN Electric System Revenue Series A	5.000	12/1/2009	AaaAAA	200,000	220,828
Memphis TN Sanitation Sewer Revenue	5.000	10/1/2008	AaaAAA	350,000	383,968
Metropolitan Government of Nashville & Davidson County Hsg	5.500	1/1/2007	AaaAAA	400,000	421,604
Montgomery County TN General Obligation	5.250	5/1/2007	Aaa/NR	400,000	433,232
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	3/1/2008	AaaAAA	250,000	264,748
Municipal Energy Acquisition Gas Corporation Revenue	4.125	3/1/2009	AaaAAA	200,000	212,136
Oak Ridge TN General Obligation Unlimited	4.500	4/1/2007	AaaAAA	220,000	233,693
Shelby County Tn Methodist Hospital Healthcare Revenue	5.500	4/1/2008	AaaAAA	250,000	275,268
Shelby County TN Health Education & Housing Facility Rhodes	4.500	8/1/2008	AaaAAA	100,000	107,383
Shelby County TN Health Education & Housing Facility Rhodes	4.500	8/1/2009	AaaAAA	100,000	107,226
Shelby County Health Education & Housing Facility Rhodes C	4.350	8/1/2006	AaaAAA	70,000	73,338
Sullivan County TN Wellmont Hospital Health System Project	3.000	9/1/2009	Aa/AA	475,000	471,770
Sullivan County TN Health Educational & Housing Facility Bo	5.000	9/1/2011	NR/AA	335,000	365,200
Tennergy Corporation TN Gas Revenue	5.000	6/1/2008	AaaAAA	500,000	545,755
Tennergy Corporation TN Gas Revenue	5.000	6/1/2009	AaaAAA	650,000	712,751
Tennergy Corporation TN Gas Revenue	4.125	6/1/2009	AaaAAA	100,000	106,163
Tennessee Energy Acquisition Corporation Gas Revenue	4.400	9/1/2006	AaaAAA	100,000	104,998
TN Energy Acquisition Corporation Gas Revenue Series A	5.000	9/1/2007	AaaAAA	610,000	659,471
Tennessee Energy Acquisition Corporation Gas Revenue	5.000	9/1/2007	AaaAAA	300,000	324,330
TN Energy Acquisition Corporation Gas Revenue Ser:B	4.500	9/1/2008	AaaAAA	295,000	316,550
TN State General Obligation Series A	5.250	2/1/2008	AaaAAA	140,000	153,279
Wilson County TN General Obligation	5.000	4/1/2013	AaaAAA	720,000	804,442

					11,646,871

GENERAL OBLIGATION BONDS
21.36% of Net Assets
Chattanooga TN General Obligation Inlimited	5.500	9/1/2010	Aa2/AA	500,000	569,060
Hamilton County TN General Obligation Series A	4.550	8/1/2009	Aa1/NR	100,000	105,857
Knox County TN Public Improvement General Obligation	5.100	5/1/2008	Aa2/AA	90,000	98,429
Madison County TN General Obligation	4.000	4/1/2014	Aa3/NR	700,000	718,263
Metropolitan Government Nashville & Davidson County TN GO	4.250	11/15/2007	Aa2/AA	100,000	106,530
Metropolitan Government Nashville & Davidson County TN Gene	5.125	11/15/2013	Aa2/AA	300,000	331,311
Metropolitan Government of Nashville & Davidson County GO	5.250	10/15/2009	Aa2/AA	500,000	557,965
Rutherford County TN General Obligation	5.000	4/1/2009	Aa2/AA	250,000	275,005
Rutherford County TN Public Improvement General Obligation	4.250	4/1/2009	Aa2/AA	200,000	213,672
Shelby County TN Public Improvement General Obligation S:A	5.500	4/1/2009	Aa3/AA+	100,000	111,976
Shelby County TN Public Improvement & Schools	5.000	4/1/2008	Aa2/AA	1,000,000	1,089,310
Tennessee State General Obligation Series B	5.000	5/1/2009	Aa2/AA	300,000	330,249

					4,507,627

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.00% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vand	5.750	1/1/2008	Aa3/AA	250,000	276,790
Metropolitan Government of Nashville & Davidson County Vand	6.000	5/1/2008	Aa2/AA	510,000	572,337
Tn State School Board Authority Higher Education Facility	4.300%	5/1/2008	Aa3/AA-	490,000	521,973
Tennessee State School Board Authority Higher Education Fa	4.800	5/1/2014	Aa2/AA	100,000	105,308

					1,476,408

HOSPITAL AND HEALTHCARE REVENUE BONDS
4.06% of Net Assets
Chattanooga TN Catholic Health Initiatives Series A	5.500	12/01/2006	Aa2/AA*	700,000	751,114

DUPREE MUTUAL FUNDS -TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*	100,000	105,274

					856,388
PREREFUNDED BONDS
3.94% of Net Assets
Lenoir City TN Electric System Refunding & Improvement	4.800	06/01/2011	Aaa	100,000	109,004
Marion County TN General Obligation	6.000	04/01/2024	AaaAAA*	200,000	229,266
Metropolitan Government Nashville & Davidson County Hospital	5.125	11/01/2027	AaaAAA*	250,000	278,898
Unicoi County TN General Obligation Unlimited	5.400	04/01/2010	AaaAAA*	200,000	215,364

					832,532
LEASE REVENUE BONDS
2.53% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Express	5.000	09/01/2009	Baa2/BBB*	250,000	268,090
Memphis-Shelby County TN Sports Authority Arena Project	4.000	11/01/2006	Aa3/AA-*	255,000	266,271

					534,361
ESCROWED TO MATURITY BONDS
2.49% of Net Assets
Metro Government Nashville/Davidson County TN Meharry Medical	7.875	12/01/2004	AAA*	15,000	15,232
Shelby County TN Health Education & Housing Methodist Health	6.250	08/01/2009	AaaAAA*	440,000	509,485

					524,717
MUNICIPAL UTILITY REVENUE BONDS
1.38% of Net Assets
Knoxville Tn Gas Revenue System Series J	4.750	03/01/2010	Aa3/AA*	170,000	184,773
Memphis TN Electric System Revenue Refunding Jr Lien	4.000	12/01/2009	Aa3/AA*	100,000	105,488

					290,261
STATE AND LOCAL MORTGAGE REVENUE BONDS
.57% of Net Assets
^Shelby County TN Multi-Family Housing Memphis Series A	5.000	01/01/2009	NR	240,000	120,000

					120,000

Total Investments (cost $20,416,642) - 98.52% of Net Assets					$20,789,165

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.
^	Security in default and therefore non-income producing

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$641,502
Unrealized depreciation	(268,984)

Net unrealized appreciation	$372,518

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
41.41% of Net Assets
Clarksville TN Water Sewer & Gas Revenue	5.650	2/1/2017	Aaa	$200,000	$219,084
Franklin TN Industrial Development Board Landings Apartment	5.550	10/1/2008	Aaa/AAA	50,000	53,779
Franklin TN Industrial Development Board Landings Apartment	5.900	10/1/2016	Aaa/AAA	800,000	842,008
Giles County TN	4.500	2/1/2018	Aaa/NR	1,000,000	1,044,520
Hawkins County TN Refunding General Obligation Bond	4.750	5/1/2017	NR/AAA	200,000	211,872
Jackson TN Hospital Revenue Refunding & Improvement	5.625	4/1/2015	Aaa/AAA	310,000	322,887
Johnson City TN Health & Educational Facilities	6.500	7/1/2014	Aaa/AAA	1,000,000	1,225,570
Kingsport TN Water & Sewer System	4.350	6/1/2017	Aaa/NR	710,000	727,892
Kingsport TN Industrial Development Board Multifamily	5.400	4/20/2021	NR/AAA	500,000	544,045
Knox County TN Health Educational & Housing Facs Baptist	5.500	4/15/2017	Baa/AAA	1,315,000	1,413,914
Knox County TN Health Educational & Housing Facs Ft Sanders	6.250	1/1/2013	Aaa/AAA	10,000	11,916
Knox County TN Health Educational & Housing Facilities	5.000	1/1/2022	NR/AAA	1,000,000	1,044,590
Knox County TN Utility District Water & Sewer	5.625	12/1/2019	Aaa	400,000	443,484
Knoxville TN Gas Revenue - Series K	4.750	3/1/2020	Aaa/AAA	1,500,000	1,558,845
Knoxville TN Gas Revenue Refunded System - Series K	4.750	3/1/2022	Aaa/AAA	1,550,000	1,593,850
Knoxville TN Wastewater System Revenue - Series A	4.750	4/1/2021	Aaa/AAA	1,150,000	1,185,110
Metropolitan Nashville & Davidson County TN Adventist Sys	5.750	11/15/2025	Aaa/AAA	1,150,000	1,221,668
Metropolitan Nashville & Davidson County TN Stadium Project	5.750	7/1/2014	Aaa/AAA	100,000	107,209
Metropolitan Nashville & Davidson County TN Stadium Project	5.875	7/1/2021	Aaa/AAA	350,000	377,055
Metropolitan Nashville & Davidson County TN Water & Sewer	5.000	1/1/2017	Aaa/AAA	1,000,000	1,065,440
Montgomery County TN	4.750	5/1/2016	Aaa/NR	1,850,000	2,022,494
Montgomery County TN	4.750	5/1/2020	Aaa/NR	1,000,000	1,062,150
North Anderson TN Utility District Waterworks Revenue	5.600	1/1/2015	Aaa/AAA	100,000	103,188
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	8/20/2018	Aaa/NR	265,000	278,552
Overton County TN Refunding - Schools	5.000	4/1/2018	Aaa/NR	1,000,000	1,094,370
Robertson County TN	4.500	6/1/2015	Aaa/NR	1,750,000	1,866,743
Sevier County TN Public Buildings Auth Solid Waste Facility	5.600	9/1/2015	Aaa/AAA	100,000	102,911
Shelby County TN Health Educational & Housing Heritage Pl	6.900	7/1/2014	Aaa/AAA	145,000	148,876
Shelby County TN Health Educational & Housing Methodist	5.300	8/1/2015	Aaa/AAA	620,000	675,192
Shelby County TN Health Educational & Housing Methodist	5.375	4/1/2013	Aaa/AAA	690,000	755,867
Shelby County TN Health Educational & Housing Methodist	5.000	4/1/2018	Aaa/AAA	500,000	528,270
Sullivan County TN Health Educational & Housing Facilities	5.000	9/1/2016	NR/AA	1,000,000	1,063,560
Sullivan County TN Health Educational & Housing Wellmont	5.000	9/1/2017	NR/AA	2,500,000	2,641,700
Sullivan County TN Health Educational & Housing Facilities	4.500	9/1/2019	NR/AA	1,000,000	1,003,610
TN Housing Development Agency Homeownership Program	5.900	7/1/2017	Aaa/AAA	30,000	30,412
TN Housing Development Agency Mortgage Finance Prog	6.200	7/1/2018	Aaa/AAA	95,000	98,191
Washington County TN General Obligation School and Public I	5.000	4/1/2016	Aaa/AAA	1,120,000	1,242,024
Wilson County TN Referendum	5.000	4/1/2018	Aaa/NR	1,000,000	1,094,880

					31,027,728

HOSPITAL AND HEALTHCARE REVENUE BONDS
16.79% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000	12/1/2018	Aa3/AA-	1,000,000	1,032,020
Knox County TN Health - Fort Sanders Alliance	5.250	1/1/2015	AaaAAA	2,175,000	2,438,632
Knox County TN Health Educational & Housing Facs University	5.750	4/1/2019	Baa1/NR	1,000,000	1,046,130
Metropolitan Nashville & Davidson County TN Adventist Sys	6.250	11/15/2015	A3/A	1,100,000	1,231,670
Metropolitan Nashville & Davidson County TN Modal	5.500	5/1/2023	NR/AA	2,255,000	2,400,515
Metropolitan Nashville & Davidson County TN Open Arms	5.100	8/1/2016	NR/AA	2,500,000	2,619,400
Metropolitan Nashville & Davidson County TN Open Arms	5.100	8/1/2019	NR/AA	1,660,000	1,735,663
Sumner County TN Health Educational & Housing Sumner Health	7.500	11/1/2014	A-	75,000	76,763

					12,580,793

GENERAL OBLIGATION BONDS
13.19% of Net Assets
Franklin TN School District Limited Tax Refunding Bond	4.625	6/1/2018	Aa2	1,000,000	1,059,530
Johnson City TN General Obligation	5.500	5/1/2020	AaaAAA	300,000	323,490
Memphis TN General Obligation Bond	5.250	4/1/2016	Aa2/AA	610,000	663,357
Memphis TN Referendum - General Improvement	5.000	11/1/2015	Aa2/AA	1,250,000	1,406,325
Memphis TN General Improvement	5.000	11/1/2021	Aa2/AA	1,500,000	1,578,750
Memphis TN General Improvement	5.000	5/1/2020	Aa2/AA	2,000,000	2,125,360
Metropolitan Nashville & Davidson County TN General Obligat	5.125	11/15/2019	Aa2/AA	500,000	533,015
Metropolitan Nashville & Davidson County TN General Obligat	5.875	5/15/2026	Aa/AA	100,000	106,863
Shelby County TN General Obligation	5.625	4/1/2014	Aa3/AA+	60,000	61,874
Shelby County TN - Series A	4.600	11/1/2022	Aa2/AA+	500,000	511,850
Williamson County TN Refunding General Obligation Bond	5.000	3/1/2020	Aa1/NR	645,000	700,909

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
Wilson County TN General Obligation Refunding	5.100	5/1/2016	AAA/NR		745,000	809,957

						9,881,280
MUNICIPAL UTILITY REVENUE BONDS
8.05% of Net Assets
Chattanooga TN Electric System Revenue	5.250	9/1/2021	NR/AA		1,500,000	1,632,510
Clarksville TN Water Sewer & Gas Revenue	5.250	2/1/2018	Aaa/NR		1,000,000	1,084,930
Knoxville TN Gas System Revenue Bond Series J	5.000	3/1/2017	Aa3/AA		700,000	739,368
Knoxville TN Waste Water System Revenue	5.100	4/1/2018	Aa3/AA		435,000	464,167
Metropoliton Nashville & Davidson County TN Electric System	5.125	5/15/2016	Aa3/AA		700,000	761,250
Metropolitan Nashville & Davidson County TN Electric System	5.125	5/15/2021	Aa/AA		1,085,000	1,165,822
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	1/1/2016	Aa3/A+		185,000	185,688

						6,033,735

STATE AND LOCAL MORTGAGE REVENUE
7.10% of Net Assets
Hamilton County TN Multifamily Housing Revenue	6.700	3/1/2021	NR/A		450,000	431,415
TN Housing Development Agency Homeownership Program	5.850	1/1/2011	Aa2/AA		200,000	203,882
TN Housing Development Agency Homeownership Program	5.500	7/1/2020	Aa2/AA		890,000	945,438
TN Housing Development Agency Series 2001 - 3B	5.250	1/1/2020	Aa2/AA		575,000	609,098
TN Housing Development Agency Mortgage Financing Series A	5.200	7/1/2023	Aa2/AA		3,000,000	3,128,250

						5,318,083

PREREFUNDED BONDS
6.35% of Net Assets
Cookeville TN Industrial Development Board General Hospital	5.625	10/1/2016	NR/A-		200,000	219,384
Jackson TN Water & Sewer Revenue	7.200	7/1/2012	Aaa/AAA		5,000	5,860
Johnson City TN Health & Educational Facilities	5.125	7/1/2025	AAA		2,000,000	2,148,640
Marion County TN General Obligation	6.000	4/1/2018	Aaa/NR		950,000	1,089,014
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/1/2014	Aaa/AAA		60,000	75,404
Shelby County TN General Obligation	5.625	4/1/2014	NR/AA+		20,000	20,633
TN Local Development Auth Cmnty Provider Pooled Loan Prog	6.250	10/1/2009	NR/A-		30,000	30,604
TN Local Development Auth Cmnty Provider Pooled Loan Prog	6.450	10/1/2014	NR/A-		40,000	40,806
Williamson County TN General Obligation	5.375	3/1/2019	Aa1/NR		1,000,000	1,127,010

						4,757,355

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.39% of Net Assets
Metropolitan Nashville & Davidson County TN Belmont University	6.300	12/01/2014	Baa3		10,000	10,247
Metropolitan Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA	*	1,700,000	1,783,028

						1,793,275

ESCROWED TO MATURITY BONDS
1.74% of Net Assets
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	AAA	*	1,000,000	1,087,220
Metropolitan Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A	*	200,000	215,450

						1,302,670

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.41% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2010	AAA	*	20,000	24,517
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2009	AAA	*	25,000	29,578
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2009	AAA	*	25,000	30,042
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2010	AAA	*	100,000	120,811
Maury County TN Pollution Control Revenue Saturn Corporation Project	6.500	09/01/2024	Baa1/BBB	*	100,000	102,005

						306,953

LEASE REVENUE BONDS
0.61% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa/BBB	*	250,000	268,008

						268,008

Total Investments (cost $70,015,001) - 98.04% of Net Assets						$73,269,880

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,379,840
Unrealized depreciation	(124,968)

Net unrealized appreciation	$3,254,872

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
51.78% of Net Assets
Ballard County KY School District Finance Corporation	3.500%	6/1/2010	Aaa/NR	$1,620,000	$1,668,713
Boone County School District Finance Corporation Series B	3.750	5/1/2008	Aaa/AAA	1,190,000	1,248,215
Boone-Florence Water Supply System Revenue	4.300	12/1/2011	Aaa/AAA	505,000	539,981
Carrollton & Henderson KY Public Energy Authority Gas Reven	5.000	1/1/2006	Aaa/AAA	1,000,000	1,041,720
Carrollton & Henderson Ky Public Energy Authority Gas Rev A	5.000	1/1/2009	Aaa/AAA	3,650,000	3,995,765
Carrollton & Henderson KY Public Energy Authority Gas Reven	4.200	1/1/2006	Aaa/AAA	750,000	773,880
Eastern KY University Consolidated Education Building	4.300	5/1/2009	Aaa/AAA	500,000	534,725
Hardin County KY Hospital Revenue Refunding	3.500	10/1/2010	Aaa/NR	1,050,000	1,077,479
Jefferson County KY Health Facility University Medical Ctr	5.000	7/1/2008	Aaa/AAA	300,000	327,072
Jefferson County KY School District Finance Corporation S:A	4.900	1/1/2008	Aaa/AAA	550,000	595,089
Jefferson County KY School District Finance Corporation S:A	5.000	1/1/2009	Aaa/AAA	750,000	821,363
Jefferson County School District Finance Corporation S:A	3.125	1/1/2011	Aaa/AAA	2,240,000	2,246,877
Jefferson County KY Capital Project Corporation Lease Rev A	5.500	4/1/2005	Aaa/AAA	365,000	372,694
Kentucky Asset/Liability Community General Fund Revmue Bond	5.000	7/15/2009	Aaa/AAA	1,000,000	1,101,270
KY Asset/Liability Community General Fund Project Notes	5.000	7/15/2010	Aaa/AAA	1,000,000	1,109,490
KY Economic Development Finance Authority Baptist Hlth Sys	4.750	8/15/2005	Aaa/AAA	4,000,000	4,101,200
Kentucky Economic Development Finance Authority Ashland Ho	5.000	2/1/2005	Aaa/AAA	500,000	506,035
KY Economic Development Finance Authority Ashland Hospital	5.000	2/1/2010	Aaa/AAA	1,000,000	1,096,870
KY Economic Development Finance Authority Appalachian Hosp	5.500	10/1/2007	A/A	1,000,000	1,074,850
KY Economic Development Finance Authority Appalachian Hosp	5.700	10/1/2010	NR/A	1,000,000	1,082,730
KY State Property & Building Commission Project#69 Ser D	5.500	8/1/2008	Aaa/AAA	1,140,000	1,270,060
KY STATE PROPERTY & BUILDING COMMISSION PROJECT #69	5.000	8/1/2008	Aaa/AAA	1,320,000	1,446,535
KY State Property & Building Commission Project#69-Series B	5.000	8/1/2009	Aaa/AAA	1,620,000	1,785,483
Kentucky State Property & Building Community Project #65	5.750	2/1/2009	Aaa/AAA	750,000	845,273
KY Property & Building Commission Project #74	5.375	2/1/2011	Aaa/AAA	1,005,000	1,138,032
KY Property & Building Commission Project#73 Series D	5.500	8/1/2007	Aaa/AAA	2,000,000	2,191,420
KY State Property & Building Commission Project #81	5.000	11/1/2009	Aaa/AAA	1,010,000	1,116,131
Kentucky State Property & Building Commission Project #74	5.375	2/1/2009	Aaa/AAA	1,000,000	1,111,760
KY Turnpike Authority Economic Development Road Revenue	5.500	7/1/2007	Aaa/AAA	3,000,000	3,281,430
KY State Turnpike Authority Revitaliation Projects	5.500	7/1/2009	Aaa/AAA	3,775,000	4,239,740
KY State Turnpike Authority Revitalization Project Series A	5.500	7/1/2010	Aaa/AAA	1,000,000	1,135,660
Louisville Jefferson County KY Visitors Convention Center	5.000	12/1/2010	Aaa/AAA	1,350,000	1,503,401
Marion County Ky Alliant Health System Revenue	4.200	10/1/2007	Aaa/AAA	325,000	345,836
Northern KY University Certificate of Participation HSG Fac	4.500	12/1/2004	Aaa/AAA	1,000,000	1,005,130
Northern KY University Certificates of Participation Stdt H	5.000	12/1/2007	Aaa/AAA	1,190,000	1,295,244
Northern KY Water Services District Water District Revenue	4.750	2/1/2011	Aaa/NR	1,025,000	1,088,099
University Of KY Consolidated Education Building Series S	3.500	5/1/2010	Aaa/AAA	1,190,000	1,223,451
University Of KY Consolidated Education Building Series S	3.500	5/1/2011	Aaa/AAA	1,040,000	1,062,100

					52,400,803

LEASE REVENUE BONDS
15.61% of Net Assets
Harlan County School District Finance Corporation	5.000	9/1/2009	Aa3/A+	500,000	549,725
Jefferson County Ky School District Finance Corporation S:B	4.400	2/1/2008	Aa3/AA-	500,000	533,185
Kenton County KY School District Finance Corporation	5.200	3/1/2005	Aa3/AA	500,000	507,995
Kentucky Asset/Liability Community General Fund Project Nts	5.000	2/1/2007	AA3/AA-	500,000	534,055
KY Area Development District Financing City of Ewing	5.100	6/1/2010	NR/AA	1,300,000	1,437,020
KY Infractructure Authority Series A	5.000	6/1/2010	Aa3/AA-	2,000,000	2,215,820
KY Infrastructure Authority Government Agency Program S:K	4.000	8/1/2010	NR/A-	1,000,000	1,057,540
KY Infrastructure Authority Revolving Fund Program Ser:L	5.000	6/1/2006	Aa3/AA-	415,000	437,999
Kentucky State Property & Building Commission Project#71	5.500	8/1/2008	Aa3/AA-	10,000	11,114
KY State Property & Building Community Revenue Project#60	5.500	10/1/2008	Aa3/AA-	500,000	557,405
KY State Property & Building Commission Road Fund Proj#73	3.700	11/1/2008	Aa3/AA-	1,000,000	1,046,710
KY Property & Building Commission Project #73	5.250	11/1/2009	Aa3/AA-	1,790,000	1,996,494
Kentucky State Property & Building Commission Project#73	5.250	11/1/2010	Aa3/A+	3,000,000	3,376,410
Laurel County School District Finance Corporation	4.600	3/1/2010	Aa3/NR	1,000,000	1,066,970
Madison County School District Finance Corporation Revenue	3.500	5/1/2013	Aa3/AA	470,000	471,025

					15,799,467

HOSPITAL AND HEALTHCARE REVENUE BONDS
8.79% of Net Assets
Kentucky Economic Development Finance Authority Catholic H	4.250	10/1/2009	A1/AA-	255,000	268,130
Kentucky Economic Development Finance Authority Catholic H	4.500	10/1/2011	A1/AA-	1,000,000	1,058,440

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
KY Economic Development Finance Authority Catholic Health	5.500	12/1/2006	Aa2/AA		1,790,000	1,917,162
KY Economic Development Finance Authority Catholic Health	5.500	12/1/2010	Aa2/AA		2,100,000	2,338,308
KY Economic Development Finance Authority Catholic Health	5.750%	12/1/2015	Aa2/AA		2,000,000	2,237,140
Kentucky Economic Development Finance Authority Norton Hea	6.125	10/1/2010	BBB+		1,000,000	1,075,400

						8,894,580

ESCROWED TO MATURITY BONDS
6.57% of Net Assets
Jefferson County KY Capital Projects Corporation Revenue	6.375	12/01/2007	NR		1,500,000	1,694,580
KY State Property & Building Commission Project #71	5.500	08/01/2008	Aaa/AAA	*	4,440,000	4,955,173

						6,649,753

GENERAL OBLIGATION BONDS
5.27% of Net Assets
Jefferson Co General Obligation	5.500	8/15/2010	Aa2/AA		2,635,000	2,997,971
Lexington-Fayette Urban County Government General Obligatio	3.125	2/1/2011	Aa2/AA+		1,165,000	1,165,291
Lexington-Fayette Urban County Government General Obligatio	3.625	7/1/2010	Aa2/AA+		1,135,000	1,174,010

						5,337,272

MUNICIPAL UTILITY REVENUE BONDS
4.53% of Net Assets
Danville KY Mulit-City Lease Water & Sewer Lease Revenue	2.300	7/1/2007	Baa1		1,040,000	1,041,914
Lexington-Fayette Urban County Government Ky Sewer System B	5.000	7/1/2007	Aa3/AA		1,290,000	1,393,832
Louisville KY Waterworks Board Water System Revenue Refundi	4.250	11/15/2007	Aa1/AA		1,000,000	1,064,990
Louisville KY Waterworks Board Water System Revenue Bonds	4.500	11/15/2010	Aa1/AA		1,000,000	1,085,660

						4,586,396

PREREFUNDED BONDS
3.25% of Net Assets
Kentucky State Property & Building Commission Project#66	5.700	5/1/2018	Aaa/AAA		1,430,000	1,640,639
Ky State Property & Building Commission Revenue Project#59	5.600	11/1/2007	Aa3/AA		1,550,000	1,646,937

						3,287,576

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.32% of Net Assets
Ashland KY Pollution Control Revenue Ashland Oil Project	6.650	08/01/2009	Baa2		1,500,000	1,541,400
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/01/2009	Baa2		500,000	540,900
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR		265,000	266,325

						2,348,625

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.00% of Net Assets
Murray State University Revenue Series G Second Series	5.600	05/01/2006	A2/A	*	1,000,000	1,013,180

						1,013,180

CERTIFICATES OF PARTICIPATION BONDS
.53% of Net Assets
Shelbyville Certificates of Participation Refinancing	4.900	10/01/2007	NR		510,000	540,483

						540,483

Total Investments (cost $97,739,779) - 99.65% of Net Assets						$100,858,135

* Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR Not Rated
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
Unrealized appreciation					$3,748,368
Unrealized depreciation					(630,013)

Net unrealized appreciation					$3,118,355

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds – 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
45.99% of Net Assets
Asheville NC Certificates of Participation Series:A	4.600%	6/1/2005	Aaa/AAA	$50,000	$51,041
Carteret County NC General Obligation	5.400	5/1/2009	Aaa/AAA	100,000	107,192
Centennial Authority NC Hotel Tax Revenue Bond Arena Proj	5.000	9/1/2012	Aaa/AAA	100,000	108,943
Charlotee NC Certificates of Participation Series A	5.000	8/1/2012	Aaa/AAA	1,000,000	1,120,160
Coastal Regualtion Solid Waste Management Authority NC	4.250	6/1/2005	Aaa/AAA	125,000	127,498
Cumberland County NC Hospital Facility Revenue	5.000	10/1/2006	A3/AA	150,000	158,579
Duplin County NC Certificates of Participation	3.000	9/1/2009	Aaa/AAA	225,000	228,087
Greenville NC Certificates of Participation Public Facilit	4.600	6/1/2011	Aaa/AAA	100,000	106,341
Harnett County Nc Certificates Of Participation	5.250	12/1/2009	Aaa/AAA	240,000	268,718
Harnett County NC Certificates of Participation	4.250	12/1/2011	Aaa/AAA	150,000	160,707
Haywood County NC Certificates of Participation	4.000	10/1/2009	Aaa/AAA	400,000	423,220
Johnston County NC Certificates of Participation Jud Annex	5.200	9/1/2007	Aaa/AAA	100,000	107,979
Johnston County NC Finance Corporation School & Museum Prj	4.650	8/1/2008	Aaa/AAA	200,000	216,238
New Hanover County NC Regional Medical Center Hospital Rev	4.250	10/1/2009	Aaa/AAA	100,000	106,484
North Carolina Medical Care Community Hospital Chatham Memo	3.625	10/1/2010	AA	100,000	101,375
NC Capital Facility Finance Agency Johnson & Wales Univers	5.000	4/1/2009	Aaa/AAA	200,000	219,380
North Carolina Eastern Municipal Power Agency Power Sys Rev	6.125	1/1/2009	A/A	120,000	134,250
NC Municipal Power Agency Number 1-Catawba Electric	6.000	1/1/2008	Aaa/AAA	250,000	278,235
North Carolina Municipal Power Agency No.1 Catawba Electri	6.000	1/1/2010	Aaa/AAA	200,000	229,890
NC Municipal Power Agency No.1 Catawba Electric Revenue	5.250	1/1/2009	Aaa/AAA	500,000	553,000
North Carolina Medical Care Community Hospital-Scotland Mem	5.375	10/1/2011	NR/AA	60,000	61,202
NC Medical Care Community Hospital Wilson Memorial Hospita	4.900	11/1/2007	Aaa/AAA	75,000	81,289
North Carolina Medical Care Community Hospital Wayne Memor	4.250	10/1/2006	Aaa/NR	100,000	104,777
North Carolina Medical Community Hospital Wayne Memorial	4.750	10/1/2011	Aaa/NR	350,000	373,720
North Carolina Medical Care Community Hospital Rex Healthc	5.250	6/1/2008	Aaa/AAA	450,000	495,104
NC Municipal Power Agency No 1 Catawba Electric	5.100	1/1/2007	Aaa/AAA	125,000	132,576
North Carolina Municipal Power Agency Catawba Electric	6.000	1/1/2007	Aaa/AAA	200,000	217,760
Piedmont Triad NC Airport Authority Revenue Bonds Series A	5.250	7/1/2011	Aaa/AAA	200,000	221,802
Pitt County NC Certificates of Participation School Facili	4.750	4/1/2010	Aaa/AAA	100,000	109,506
Raleigh Durham NC Airport Authority Revenue Series A	5.500	11/1/2007	Aaa/AAA	500,000	550,690
Randolph County NC Certificates of Participation	5.200	6/1/2008	Aaa/AAA	145,000	159,335
University NC System Pool Revenue Series B	5.000	10/1/2009	Aaa/AAA	200,000	219,218
Wilson County NC General Obligation	5.000	6/1/2010	Aaa/AAA	250,000	278,220

					7,812,516

GENERAL OBLIGATION BONDS
13.74% of Net Assets
Caldwell County NC General Obligation	6.000	2/1/2005	A1/A	50,000	50,781
Cary NC General Obligation	4.250	3/1/2008	Aaa/AAA	400,000	426,588
Durham NC Certificates of Participation	5.100	6/1/2005	Aa1/AA+	100,000	102,407
Forsyth County Nc Public Improvement General Obligation S:A	4.500	3/1/2009	Aaa/AAA	250,000	269,923
Hickory Nc General Obligation	4.300	5/1/2006	Aa3/AA-	80,000	83,458
New Hanover County NC General Obligation	5.300	11/1/2006	Aa2/AA-	150,000	160,794
NC State General Obligation Series A	4.750	4/1/2006	Aaa/AAA	200,000	209,470
North Carolina State General Obligation Series A	4.750	4/1/2008	Aa1/AAA	100,000	108,340
North Carolina State General Obligation Series A	4.750	4/1/2010	Aaa/AAA	100,000	108,032
North Carolina State Public Improvement General Obligation	4.500	3/1/2010	Aaa/AAA	150,000	162,735
North Carolina State Public School Building General Obligat	4.600	4/1/2010	Aaa/AAA	50,000	53,981
North Carolina Public School Building General Obligation	4.600	4/1/2011	Aaa/AAA	115,000	124,106
Wake County NC General Obligation Unlimited	4.500	3/1/2009	Aaa/AAA	250,000	262,525
Wake County NC General Obligation	4.600	3/1/2011	Aaa/AAA	200,000	211,650

					2,334,790

CERTIFICATES OF PARTICIPATION BONDS
12.09% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	4/1/2007	Aa3/AA-	55,000	57,993
Cabarrus County NC Certificates of Participation	4.500	4/1/2009	Aa3/AA-	100,000	107,232
Charlotte NC Certificates of Participation Series D	5.750	6/1/2006	Aa1/AA+	100,000	106,721
Charlotte NC Certificates of Participation Series D	5.750	6/1/2007	Aa1/AA+	100,000	109,479
Charlotte NC Certificates of Participation Series D	5.750	6/1/2008	Aa1/AA+	100,000	111,472
Charlotte NC Certificates of Participation Series B	5.000	6/1/2007	Aa1/AA+	500,000	539,330
Charlotte NC Certificates of Participation Series B	5.000	6/1/2009	Aa1/AA+	100,000	109,471
Durham County Nc Certificates of Participation	4.750	5/1/2009	Aa1/AA+	210,000	227,976

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds – 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
Durham County NC Certificates of Participation Series B	4.950	12/1/2005	Aa1/AA+		130,000	134,898
Durham NC Certificates of Participation Series B	5.000	6/1/2008	Aa1/AA+		100,000	107,970
Durham NC Certificates Of Participation	5.000	4/1/2010	Aa1/AA+		300,000	330,708
Forsyth County NC Certificates of Participation	5.000	10/1/2009	Aa1/AA+		100,000	110,301

						2,053,551

HOSPITAL AND HEALTHCARE REVENUE BONDS
10.94% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care Sys	5.400	1/15/2007	Aa3/AA		200,000	212,520
Cumberland County NC Hospital Facility Revenue	4.500	10/1/2007	A3/A-		200,000	211,560
NC Community Health Care Facility Duke Hospital	4.100	6/1/2005	Aa3/AA		100,000	101,730
NC Medical Care Community Health Care Facility Duke Univer	4.500	6/1/2007	Aa3/AA		200,000	211,962
North Carolina Medical Care Community Hospital Novant Heal	5.000	11/1/2008	Aa3/AA-		300,000	329,565
North Carolina Medical Care Community Hospital Pitt Memori	4.400	12/1/2011	Aa3/AA-		275,000	287,763
NC Medical Care Community Hospital Gaston Memorial	5.250	2/15/2007	A1/A+		325,000	344,331
North Carolina Medical Care Community Hospital St Joseph	4.300	10/1/2007	Aa3/AA		150,000	159,284

						1,858,715

LEASE REVENUE BONDS
6.28% of Net Assets
Greensboro Nc Enterprise System Revenue Combination Ser-A	4.800	6/1/2012	Aa3/AA-		75,000	81,007
Greensboro NC Enterprise System Revenue Series A	5.000	6/1/2011	Aa3/AA+		500,000	555,865
Raleigh NC Combination Enterprise System Revenue	5.000	3/1/2009	Aa1/AAA		150,000	162,611
Winston Salem NC Certificates of Participation Series A	3.950	6/1/2009	Aa1/AA+		100,000	105,221
Winston-Salem NC Water & Sewer System Revenue	4.500	6/1/2011	Aa/AAA		150,000	162,747

						1,067,451

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.77% of Net Assets
North Carolina Raleigh State University Revenue Bonds	5.000	10/01/2011	Aa3/AA	*	530,000	592,243
University Of North Carolina Revenue Refunding Series B	5.000	12/01/2010	Aa1/AA+	*	195,000	217,507

						809,750

ESCROWED TO MATURITY BONDS
1.15% of Net Assets
North Carolina Municipal Power Agency No 1 Catawba Electric	10.500	01/01/2010	Aaa/AAA	*	160,000	195,387

						195,387

MUNICIPAL UTILITY REVENUE BONDS
.63% of Net Assets
Orange County Water & Sewer Authority Revnue	4.350	07/01/2010	Aa1/AA	*	100,000	107,308

						107,308

Total Investments (cost $15,792,412) - 95.59% of Net Assets						$16,239,468

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$570,454
Unrealized depreciation	(123,403)

Net unrealized appreciation	$447,051

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
55.63% of Net Assets
Catawba County NC Catawba Memorial Hospital Revenue	5.000%	10/1/2017	Aaa/AAA	$500,000	$536,205
Charlotte NC Airport Revenue Series A	5.250	7/1/2023	Aaa/AAA	1,000,000	1,077,440
Cumberland County NC Certificates of Participation Civic Cr	5.000	12/1/2018	Aaa/AAA	500,000	537,805
Cumberland County NC Hospital Facilities Revenue	5.250	10/1/2019	Aa/AA	1,000,000	1,062,500
Dare County NC Utility System Revenue	5.250	6/1/2018	Aaa/AAA	250,000	277,583
Dare County NC Certificates of Participation	5.125	6/1/2018	Aaa/AAA	500,000	543,980
Elizabeth City NC Housing Development Mortgage Revenue	6.125	4/1/2023	Aa/NR	140,000	144,192
Gaston County NC Certificates of Participation Public Facil	5.250	12/1/2016	Aaa/AAA	850,000	923,848
Gastonia NC Combined Utilities Systems Revenue	5.625	5/1/2019	Aaa/AAA	500,000	563,555
Greenville NC Housing Development Corp Series A	5.800	7/1/2024	Aaa/AAA	35,000	35,530
Harnett County NC Certificate of Participation	5.000	12/1/2018	Aaa/AAA	1,000,000	1,078,460
Lenoir NC Housing Authority Mortgage Revenue	5.700	8/20/2024	NR/AAA	100,000	104,636
New Hanover County NC Certificates of Participation	5.000	12/1/2017	Aaa/AAA	250,000	269,865
New Hanover County NC Hospital Revenue	5.750	10/1/2026	Aaa/AAA	100,000	107,884
New Hanover County NC Hospital Revenue	5.000	10/1/2019	Aaa/AAA	1,110,000	1,174,147
New Hanover County NC Certificates of Participation	5.000	12/1/2022	Aaa/AAA	1,000,000	1,062,840
NC Educational Facilities Finance Agency St Augustines	5.250	10/1/2018	NR/AA	600,000	640,488
NC Educational Facilities Finance Agency St Augustines	5.250	10/1/2028	NR/AA	630,000	641,674
NC Eastern Municipal Power Agency Power System Revenue	5.500	1/1/2017	Aaa/AAA	150,000	150,600
NC Eastern Municipal Power Agency Power System Revenue	5.700	1/1/2015	Aaa/AAA	345,000	378,030
NC Eastern Municipal Power Agency Power System Refunding	5.375	1/1/2024	Aaa/AAA	1,000,000	1,076,610
NC Eastern Municipal Power Agency Power System Revenue	6.000	1/1/2018	Aaa/AAA	1,000,000	1,214,480
NC Central University Housing System Revenue	5.800	11/1/2018	Aaa/AAA	50,000	54,908
NC Central University Housing System Revenue	5.800	11/1/2020	Aaa/AAA	60,000	65,890
NC MUNICIPAL POWER AGENCY NUMBER 1 CATAWBA ELECTRIC REVENUE	5.250	1/1/2019	Aaa/AAA	1,000,000	1,090,730
NC Medical Care Community Hospital Revenue-High Point	5.000	10/1/2019	Aaa/AAA	500,000	530,770
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/1/2020	Aaa/AAA	350,000	359,503
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	6/1/2017	Aaa/AAA	500,000	533,200
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/1/2014	AAA/Aaa	5,000	5,271
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/1/2014	Aaa/AAA	50,000	53,886
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/1/2018	Aaa/AAA	80,000	87,528
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	1/1/2017	Aaa/AAA	500,000	537,555
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	1/1/2017	Aaa/AAA	700,000	758,212
Pitt County NC Certificates of Participation Public Facil	5.850	4/1/2017	Aaa/AAA	100,000	110,422
Pitt County NC Certificates of Participation School Facil	5.500	4/1/2020	Aaa/AAA	500,000	554,845
Raleigh Durham NC Airport Authority	5.250	11/1/2018	Aaa/NR	1,000,000	1,096,450
Raleigh/Durham NC Airport Revenue	5.000	11/1/2020	Aaa/NR	1,000,000	1,058,800
Randolph County NC Certificates of Participation	5.750	6/1/2022	Aaa/AAA	500,000	574,675
University of NC at Chapel Hill Hospital Revenue	5.250	2/15/2017	Aaa/AAA	500,000	551,475
University of NC at Wilmington Dorm & Dining System Revenue	5.400	1/1/2018	Aaa/AAA	120,000	130,368
Wilson Combined Enterprise System	4.700	12/1/2022	Aaa/AAA	500,000	515,365
University of NC at Winston-Salem Student Services Revenue	5.400	6/1/2012	Aaa/AAA	10,000	10,457

					22,282,662

HOSPITAL AND HEALTHCARE REVENUE BONDS
14.69% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.750	1/15/2021	Aa3/AA	250,000	266,260
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.875	1/15/2026	Aa3/AA	50,000	52,952
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.000	1/15/2017	Aa3/AA	750,000	794,715
Cumberland County NC Hospital Facilities Revenue	5.250	10/1/2019	A3/A-	1,000,000	1,038,980
NC Medical Care Health Care Facilities Revenue Novant Healt	5.000	11/1/2017	Aa3/AA-	1,000,000	1,068,440
NC Medical Care Community Hospital Revenue-Duke Univ Hosp	5.250	6/1/2017	Aa3\AA	900,000	942,606
NC Medical Care Community Hospital Revenue-Duke Univ Hosp	5.250	6/1/2021	Aa3/AA	150,000	155,822
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	2/15/2019	A1/A+	150,000	158,225
NC Medical Care Community Hospital Revenue-Pitt County	5.250	12/1/2013	Aa3/AA-	800,000	877,736
NC Medical Care Community Hospital Revenue-Pitt County	5.000	12/1/2018	Aa3/AA-	500,000	529,165

					5,884,901

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
CERTIFICATES OF PARTICIPATION BONDS
8.85% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	4/1/2021	Aa3/AA-		650,000	686,381
Charlotte NC Certificates of Participation Convention Facil	5.500	12/1/2020	Aa2/AA+		700,000	783,930
Charlotte NC Certificates of Participation Government Facil	5.250	6/1/2020	Aa2/AA+		1,000,000	1,100,760
Forsyth County NC Certificates of Participation	5.000	10/1/2018	Aa1/AA+		400,000	429,744
Forsyth County NC Certificates of Participation	5.125	10/1/2017	Aa1/AA+		500,000	546,175

						3,546,990
PREREFUNDED BONDS
8.74% of Net Assets
Fayetteville NC Public Works Community Revenue	5.100	3/1/2015	Aaa/AAA		400,000	434,540
Greensboro NC Coliseum Complex Improvement	5.700	12/1/2010	A1/AA		55,000	60,638
NC Eastern Municipal Power Agency Power System	6.000	1/1/2026	AAA/BBB		15,000	18,352
North Carolina Public Improvement	5.250	3/1/2016	Aaa/AAA		1,000,000	1,130,480
Pitt County NC Memorial Hospital Revenue	5.500	12/1/2015	Aaa/AAA		325,000	344,578
Union County NC Enterprise System Revenue	5.500	6/1/2021	AAA/Aaa		245,000	265,742
University of NC at Chapel Hill Hospital Revenue	5.250	2/15/2019	A1/AA		105,000	112,364
Winston-Salem NC Water & Sewer System Revenue	5.125	6/1/2020	Aa2/AAA		1,000,000	1,135,090

						3,501,784

LEASE REVENUE BONDS
4.63% of Net Assets
New Hanover County NC Hospital Revenue	4.750	10/1/2023	Aaa/AAA		790,000	793,602
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/1/2021	Aa2/AA+		1,000,000	1,060,990

						1,854,592

GENERAL OBLIGATION BONDS
2.72% of Net Assets
Cary NC General Obligation Bond	5.000	03/01/2019	Aaa/AAA	*	1,000,000	1,090,050

						1,090,050

PUBLIC FACILITIES REVENUE BONDS
1.99% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/01/2022	Aa/AA	*	700,000	734,321
Shelby NC Combined Enterprise System Revenue	5.625	05/01/2014	Baa1/A-	*	20,000	20,826
Shelby NC Combined Enterprise System Revenue	5.625	05/01/2014	Baa1/A-	*	40,000	41,652

						796,799

MUNICIPAL UTILITY REVENUE BONDS
1.44% of Net Assets
Charlotte NC Storm Water Revenue Refunding Bond	5.250	06/01/2019	Aa1/AA+	*	520,000	576,186

						576,186

STATE AND LOCAL MORTGAGE REVENUE BONDS
.88% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	09/01/2015	Aa/AA	*	60,000	61,407
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA	*	45,000	46,998
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA+	*	60,000	62,347
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA	*	80,000	83,535
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2		100,000	100,006

						354,293

Total Investments (cost $37,292,493) - 99.57% of Net Assets						$39,888,257

*	Standard and Poor’s Corporation All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,595,760
Unrealized depreciation	—

Net unrealized appreciation	$2,595,760

DUPREE MUTUAL FUNDS -MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
67.44% of Net Assets
De Soto County MS School District	4.500%	4/4/2016	Aaa/NR	$30,000	$31,491
Gautier MS Utility District Utility System Revenue	5.125	3/1/2018	Aaa/NR	75,000	80,667
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	5/1/2012	Aaa/AAA	30,000	33,341
Jackson MS Public School District Limited Tax Notes	5.375	10/1/2020	Aaa/NR	20,000	22,048
Jackson MS Water & Sewer System Revenue	5.250	9/1/2020	Aaa/AAA	50,000	54,015
Madison County MS School District - Series A	5.250	9/1/2020	Aaa/AAA	25,000	27,008
Medical Center Educational Building Corporation MS Revenue	5.500	12/1/2023	NR/AAA	20,000	22,969
MS Business Finance Corporation MS Pollution Control Revenu	4.600	4/1/2022	Aaa/AAA	100,000	101,023
MS Development - Madison County Road & Bridge Project	5.250	6/1/2023	Aaa/NR	50,000	53,404
MS Development Bank Special Obligation Madison County	5.250	6/1/2024	Aaa/NR	50,000	53,218
MS Development BK Special Obligation Flowood Revenue Projec	5.625	11/1/2019	Aaa/AAA	10,000	10,972
MS Development BK Special Obligation Natchez Convention Cnt	5.800	7/1/2019	Aaa/AAA	25,000	28,851
MS Development Bank Special Obligation Gulfport Water Sewer	5.625	7/1/2024	Aaa/AAA	105,000	116,549
MS Development BK Special Obligation Gulfport Combined Wate	5.500	7/1/2015	Aaa/AAA	10,000	11,500
MS Development Bank Special Obligation Desoto County	5.900	7/1/2021	AAA	5,000	5,739
MS Development Bank Special Obligation Rankin County	5.400	7/1/2014	Aaa/AAA	10,000	11,203
MS Development Bank Special Obligation Meridian Community	5.500	7/1/2016	NR/AAA	30,000	33,022
MS Development Bank Special Obligation Multi-Purpose	5.000	7/1/2021	NR/AAA	50,000	52,298
MS Development Bank Special Obligation Wastewater	5.375	2/1/2021	Aaa/AAA	100,000	109,437
MS Development Bank Special Obligation Horn Lake	5.000	10/1/2020	NR/AAA	50,000	53,500
MS Development Bank Special Obligation Desoto County	5.000	11/1/2022	Aaa/AAA	25,000	26,214
MS Development Bank Special Obligation Lee County School	4.500	9/1/2021	Aaa/NR	100,000	101,192
MS Development Bank Special Obligation Capital Projects	5.875	7/1/2024	Aaa/AAA	75,000	89,383
MS Development Bank Special Obligation Combination	5.000	7/1/2018	Aaa/AAA	100,000	107,394
MS Home Corporation Housing Revenue - 8A	4.750	12/1/2018	NR/A	125,000	128,550
MS Hospital Equipment and Facilities Forrest County	5.500	1/1/2024	Aaa/AAA	45,000	48,300
MS Development Bank Special Obligation Capital Projects	5.000	7/1/2024	Aaa/AAA	150,000	161,580
Ms Development BK Special Obligation Culkin Water District	5.800	7/1/2018	Aaa/AAA	25,000	28,090
MS State University Educational Building Corporate Revenue	5.500	8/1/2014	Aaa/NR	75,000	84,971
MS State University Educational Building Corporate Revenue	4.000	8/1/2015	Aaa/NR	65,000	66,593
Natchez MS Water & Sewer System Revenue	5.700	8/1/2017	Aaa/AAA	150,000	162,845
Olive Branch MS Public Improvement	4.125	6/1/2022	Aaa/NR	100,000	96,881
Olive Branch MS Water & Sewer Revenue	4.500	3/1/2014	Aaa/NR	30,000	32,103
Pearl River County MS Certificate Participation	4.500	4/1/2021	Aaa/NR	200,000	203,106
Southern MS Education Building Corporation Revenue MS	5.100	3/1/2020	Aaa/AAA	70,000	74,667
Southern MS University Educational Building Corporation	5.750	3/1/2021	Aaa/NR	10,000	11,419
Stone County MS School District	4.000	6/1/2016	Aaa/AAA	100,000	101,167
Tupelo MS Public School District	5.375	11/1/2015	Aaa/AAA	20,000	22,007
University MS Educational Building - Stadium A	5.500	12/1/2017	Aaa/AAA	5,000	5,470
Walnut Grove Correctional Authority Certificates of Part	6.000	11/1/2019	Aaa/AAA	90,000	105,688
Winston County MS Urban Renewal Revenue	5.150	12/1/2017	NR/AAA	15,000	16,204

					2,586,079

GENERAL OBLIGATION BONDS
17.02 of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A	5.900	10/1/2019	NR/A	35,000	36,757
Hinds County MS School District	4.750	3/1/2015	NR	50,000	52,330
Horn Lake Special Assessment Improvement Bonds-Desoto	5.400	4/15/2020	NR/A-	25,000	26,458
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/1/2021	A2/NR	20,000	21,928
MS Development Bank Special Obligation Public Improvement	4.750	12/1/2019	NR/BBB+	145,000	145,806
Mississippi State	5.100	11/15/2012	Aa3/AA	10,000	11,319
Mississippi State General Obligation Series A	5.500	12/1/2015	Aa3/AA	100,000	117,240
MS State Refunded - Series A	5.250	11/1/2019	Aa3/AA	200,000	229,824
Richland MS Tax Increment	5.600	6/1/2013	NR	10,000	11,039

					652,701

PREREFUNDED BONDS
8.33% of Net Assets
MS Development Bank Special Obligation Adams County Juvenile	5.900	07/01/2017	A*	10,000	11,432
MS State Capital Improvements	5.000	11/01/2018	AA*	125,000	140,001

DUPREE MUTUAL FUNDS -MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
MS State Capital Improvements	5.000	11/01/2020	Aa3/AA*	50,000	56,001
Mississippi State Capital Improvements	5.000	11/01/2021	Aa3/AA*	100,000.00	112,001

					319,435

MUNICIPAL UTILITY REVENUE BONDS
1.69% of Net Assets
MS Development Bank Special Obligation-Bay St Louis	5.375	07/01/2014	A*	10,000	10,743
MS Development Bank Special Obligation Okolona Electric	5.350	07/01/2021	A*	50,000	53,926

					64,669

ESCROWED TO MATURITY BONDS
1.52% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	Aaa/AAA*	25,000	28,066
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	AAA*	25,000	30,029

					58,095

PUBLIC FACILITIES REVENUE BONDS
1.37% of Net Assets
Mississippi Development Bank Special Obligation - Southaven	6.200	03/01/2020	A*	10,000	11,306
Vicksburg Warren MS School District	4.700	02/01/2017	AA-*	40,000	41,344

					52,650

CERTIFICATES OF PARTICIPATION BONDS
1.11% of Net Assets
Monroe County MS Certificates of Participation Jail Project	5.050	04/01/2020	Aaa	40,000	42,406

					42,406

Total Investments (cost $3,571,424) - 98.48% of Net Assets					$3,776,035

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$208,094
Unrealized depreciation	(3,486)

Net unrealized appreciation	$204,608

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
47.00% of Net Assets
Bardstown KY Combined Utilities Revenue	5.000%	12/1/2017	Aaa/AAA*	$1,290,000	$1,396,425
Bardstown KY Combined Utilities Revenue	5.000	12/1/2018	Aaa/A2*	1,510,000	1,625,032
Barren County School District Finance Corporation	4.750	8/1/2022	Aaa/Aa3*	3,085,000	3,201,119
Boone County KY Water - Florence	5.000	12/1/2015	Aaa/AAA*	1,000,000	1,092,810
Boone-Florence KY Water Supply System Revenue	5.000	12/1/2017	Aaa/A2*	1,805,000	1,952,306
Boone-Florence KY Water Supply System Revenue	5.000	12/1/2018	Aaa/A2*	1,900,000	2,042,671
Boone-Florence County KY Water Supply System Revenue	5.000	12/1/2020	Aaa/AAA*	2,100,000	2,240,049
Boyle County KY Hospital Revenue-Ephraim McDowell Regional	5.800	4/1/2014	Aaa/AAA*	1,000,000	1,023,760
Cambell & Kenton Counties Sanitation District Number 1	5.000	8/1/2017	Aaa/AAA*	1,000,000	1,078,700
Carrollton & Henderson KY Public Energy Authority Gas Reven	5.000	1/1/2007	Aaa/AAA*	1,000,000	1,067,550
Easter Kentucky University Consolidated Educational Buildin	5.000	5/1/2021	AAA*	1,580,000	1,689,146
Fayette County KY School District Finance Corporation	5.250	4/1/2021	Aaa/AAA*	2,285,000	2,471,616
Fayette County School District Finance Corporation	4.500	3/1/2022	Aaa/AA-*	4,100,000	4,171,791
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	1/1/2024	Aaa/AAA*	780,000	780,250
Greater Ky Housing Assistance Corporation-Northside Apts	6.200	2/1/2025	AAA*	3,340,000	3,340,134
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	5/20/2027	Aaa	1,245,000	1,309,865
Jefferson County KY Health Facilities-Jewish Hospital	5.650	1/1/2017	Aaa/AAA*	3,450,000	3,758,085
Jefferson County KY Health Facilities Jewish Hospital	5.700	1/1/2021	Aaa/AAA*	4,520,000	4,913,918
Jefferson County KY Health Facilities University Medical Ct	5.500	7/1/2017	Aaa/AAA*	8,675,000	9,438,921
Jefferson County KY School District Finance Corporation	5.125	11/1/2016	Aaa/AAA*	1,000,000	1,087,460
Jefferson County Ky School District Finance Corporation	5.250	1/1/2016	Aaa/AAA*	1,000,000	1,100,130
Jefferson County School District Finance Corporation	5.250	1/1/2019	Aaa/AAA*	2,000,000	2,192,820
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/1/2017	Aaa/AAA*	2,940,000	3,159,941
Jefferson County KY School District Finance Corporation	3.500	1/1/2014	Aaa/AAA*	3,565,000	3,548,102
Jefferson County KY Capital Projects Corporation Revenue	5.375	6/1/2018	Aaa/AAA*	1,500,000	1,643,640
Kenton County School District Finance Corporation	5.000	6/1/2021	Aaa/Aa3*	4,055,000	4,337,025
Kentucky Economic Development Finance Authority-Ashland Hos	5.000	2/1/2018	Aaa/AAA*	1,500,000	1,584,225
Kentucky Development Finance Authority-St Clair Medical	5.875	9/1/2013	Aaa	2,000,000	2,051,060
Kentucky Development Finance Authority-St Claire Medical	5.625	9/1/2021	AAA*	2,500,000	2,550,075
Kentucky Development Finance Authority-Methodist Hospital	5.625	2/1/2017	AAA*	6,500,000	7,089,875
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/1/2017	A/A*	1,000,000	1,058,070
Kentucky Development Authority-South Central Nursing	6.000	7/1/2027	Aaa/AAA*	2,765,000	3,038,984
Kentucky Development Finance Authority-Baptist Hospital	5.000	8/15/2015	Aaa/AAA*	3,250,000	3,317,308
Kentucky Housing Corporation	4.750	7/1/2017	Aaa/AAA*	1,335,000	1,391,390
Kentucky Housing Corporation	4.650	7/1/2023	Aaa/AAA*	3,595,000	3,639,111
Kentucky Housing Corporation	5.800	7/1/2013	Aaa/AAA*	955,000	1,005,405
Kentucky Housing Corporation	5.700	7/1/2017	Aaa/AAA*	500,000	519,515
Kentucky Housing Corporation	5.500	1/1/2015	Aaa/AAA*	1,000,000	1,072,660
Kentucky Housing Corporation	4.400	1/1/2017	Aaa/AAA*	1,000,000	1,037,470
Kentucky Housing Corpoartion	4.850	1/1/2024	Aaa/AAA*	2,000,000	2,057,340
Kentucky State Property & Building Commission Project #64	5.500	5/1/2017	Aaa/AAA*	8,000,000	9,082,080
KY State Property & Buildings Commission #73	5.000	11/1/2021	Aaa/AAA*	1,000,000	1,059,960
KY State Property & Buildings Project #72	5.375	10/1/2016	Aaa/AAA*	5,000,000	5,755,200
KY State Property and Buildings Commission Revenue #72	5.000	10/1/2020	Aaa/AAA*	11,305,000	12,096,237
Kentucky State Property & Building #74	5.000	2/1/2020	Aaa/AAA*	4,000,000	4,241,480
KY State Property & Buildings #74	5.000	2/1/2022	Aaa/AAA*	3,000,000	3,148,080
Kentucky State Property & Building	5.000	10/1/2018	Aaa/AAA*	15,000,000	16,836,450
Kentucky State Property & Building #83	5.250	10/1/2020	Aaa/AAA*	5,000,000	5,695,200
KY State Property & Buildings Commission #74	5.000	2/1/2019	Aaa/AAA*	3,000,000	3,198,750
Kentucky State Property & Buildings #73	5.500	11/1/2017	Aaa/AAA*	1,000,000	1,136,740
Kentucky State Property & Building #73	5.000	11/1/2019	Aaa/AAA*	1,360,000	1,457,974
Kentucky State Property & Buildings Commission #73	5.000	11/1/2020	Aaa/AAA*	3,255,000	3,468,593
Kentucky State Property & Buildings #77	5.250	8/1/2015	Aaa/AAA*	1,140,000	1,312,892
Kentucky State Property & Buildings #77	5.250	8/1/2016	Aaa/AAA*	1,680,000	1,933,394
Kentucky State Property & Building #77	5.250	8/1/2018	Aaa/AAA*	4,325,000	4,977,340
Kentucky Property & Building #79	5.125	10/1/2016	Aaa/AAA*	2,040,000	2,319,419
Kentucky State Property & Building #79	5.000	10/1/2021	Aaa/AAA*	5,000,000	5,328,150
Kentucky State Property & Building #79	5.000	10/1/2022	Aaa/AAA*	1,500,000	1,588,020
Kentucky State Property & Buildings #79	4.750	10/1/2023	Aaa/AAA*	3,000,000	3,086,340
Kentucky State Property & Buildings #80	5.250	5/1/2018	Aaa/AAA*	2,940,000	3,368,799
Kentucky State Property & Building #81	5.000	11/1/2020	Aaa/AAA*	2,560,000	2,745,267

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building #81	5.000%	11/1/2022	Aaa/AAA*	3,930,000	4,162,224
KY State Turnpike Authority Economic Development Road Reven	5.150	7/1/2019	Aaa/AAA*	1,000,000	1,092,750
KY Turnpike Economic Development	5.500	7/1/2010	Aaa/AAA*	5,000,000	5,678,300
Letcher County School District Finance Corporation	5.000	6/1/2022	Aaa/Aa3*	1,755,000	1,864,091
Letcher County School District Finance Corporation	5.000	6/1/2024	Aaa/Aa3*	1,930,000	2,020,285
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2015	Aaa/AAA*	1,770,000	1,954,930
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2017	Aaa/AAA*	1,830,000	2,015,599
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2018	Aaa/AAA*	2,135,000	2,324,823
Lexington Fayette Urban County Government Public Facilities	5.125	10/1/2019	Aaa/AAA*	2,415,000	2,642,493
Louisville & Jefferson County KY Metropolitan Sewer	5.000	5/15/2019	Aaa/AAA*	2,500,000	2,697,375
Louisville & Jefferson County Metropolitan Sewer	4.750	5/15/2028	Aaa/AAA*	10,000,000	10,019,000
Louisville & Jefferson County KY Regional Airport Authority	5.500	7/1/2017	Aaa/AAA*	2,655,000	2,991,017
Louisville & Jefferson County Visitors & Convention	4.500	12/1/2023	Aaa/AAA*	2,340,000	2,371,707
Louisville & Jefferson Visitors and Convention	4.500	12/1/2024	Aaa/AAA*	2,250,000	2,257,988
Louisville & Jefferson County Visitors and Convention Cente	4.600	12/1/2025	Aaa/AAA*	1,490,000	1,495,260
Louisville KY G.O. Series A	5.000	10/1/2020	Aaa/AAA*	7,165,000	7,631,298
Louisville Health Care Facilities	6.650	12/20/2030	Aaa	5,125,000	5,719,859
Louisville KY Parking Authority-River City First Mortgage	5.000	12/1/2017	Aaa/AAA*	1,000,000	1,072,500
Madison County School District Finance Corporation	4.500	4/1/2016	Aaa/AAA*	695,000	731,112
Marshall County School District Finance Corporation	5.000	6/1/2022	Aaa/Aa3*	1,400,000	1,487,024
McCracken County School District Finance Corporation	4.650	7/1/2019	Aaa/AAA*	1,655,000	1,726,000
McCracken County KY School District Finance Corporation	4.700	7/1/2020	Aaa/AAA*	1,725,000	1,794,190
McCracken County School District Finance Corportion	5.000	7/1/2022	Aaa/AAA*	4,000,000	4,206,920
McCreary County Courthouse & Public Square Corporation Reve	5.400	9/1/2020	AAA*	1,550,000	1,719,291
Nelson County School District Finance Corporation	4.500	4/1/2021	Aaa/Aa3*	1,130,000	1,156,465
Nelson County School District Finance Corporation	4.500	4/1/2023	Aaa/Aa3*	2,505,000	2,531,453
Northern KY University Certificate of Participation	4.900	12/1/2021	Aaa	2,725,000	2,861,359
Northern KY University Certificate of Participation	5.000	12/1/2024	Aaa	2,000,000	2,080,080
Northern KY Water District Revenue	4.750	2/1/2019	Aaa/AAA*	1,000,000	1,045,930
Northern KY Water District Revenue Series A	5.000	2/1/2020	Aaa/A2*	3,080,000	3,265,940
Northern KY Water District Reveneu	5.000	2/1/2021	Aaa/AAA*	2,635,000	2,780,373
Northern Kentucky Water District	4.000	2/1/2019	Aaa	1,275,000	1,272,182
Northern Kentucky Water District	4.125	2/1/2020	Aaa	1,325,000	1,328,339
Northern Kentucky Water District	4.125	2/1/2021	Aaa	1,380,000	1,369,388
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	9/20/2012	AAA*	200,000	214,200
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	1/20/2019	AAA*	3,110,000	3,370,494
Shelby County School District Finance Corporation	5.000	5/1/2022	Aaa/Aa3*	1,815,000	1,927,058
Shelbyville KY Certificate of Participation	5.150	7/1/2018	Aaa	4,165,000	4,570,504
Spencer County School District Finance Corporation	5.000	7/1/2023	Aaa/Aa3*	1,000,000	1,055,210
University of Kentucky Consolidated Educational Buildings	5.750	5/1/2015	Aaa/AAA*	1,850,000	1,941,039
University of Kentucky Consolidated Education	5.000	5/1/2015	Aaa/AAA*	1,305,000	1,450,338
University of Kentucky Housing and Dining	4.400	6/1/2017	Aaa/Aa3*	2,815,000	2,925,967
Warren County Ky Hospital Facility Revenue	4.625	4/1/2012	Aaa/AAA*	1,500,000	1,579,620
Warren County KY Hospital Facility Revenue	5.000	4/1/2016	Aaa/AAA*	1,000,000	1,067,790
Warren County Ky Hospital Facility Revenue	5.000	4/1/2017	Aaa/AAA*	1,000,000	1,061,980

					303,443,864

LEASE REVENUE BONDS
19.16% of Net Assets
Lexington-Fayette Urban County Government General Obligatio	4.750	5/1/2020	Aa2/AA+*	1,000,000	1,026,110
Boone County Ky School District Finance Corporation	5.500	9/1/2019	Aa3	1,860,000	2,079,964
Boone County KY School District Finance Corporation	5.750	2/1/2020	Aa3	1,200,000	1,352,160
Boone County School District Finance Corporation	5.000	8/1/2019	Aa3	1,040,000	1,112,758
Boone County School District Finance Corporation	5.000	2/1/2022	Aa3	3,000,000	3,158,490
Bullitt County KY School District Finance Corporation	5.000	7/1/2021	Aa3	1,000,000	1,058,940
Christian County Ky Public Courthouse Lease Revenue	5.125	8/1/2017	Aa3	1,090,000	1,177,069
Christian County Ky Public Courthouse Lease Revenue	5.125	8/1/2018	Aa3	1,145,000	1,236,463
Covington Independent School District Finance Corporation	5.250	6/1/2019	Aa3	1,225,000	1,319,827
Danville Multi-City Lease Campbellsville Water & Sewer	3.500	7/1/2012	Baa1	1,950,000	1,963,104
Davies County School District Finance Corporation	5.000	6/1/2021	Aa3	1,155,000	1,227,730
Estill County KY School District Finance Corporation	5.875	8/1/2016	Aa3	1,780,000	1,953,052
Fayette County KY School District Financial Corporation	5.375	1/1/2017	AA3/AA-*	1,300,000	1,409,512
Franklin County School Districk Finance Corporation	4.200	5/1/2023	Aa3	2,195,000	2,123,333

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Franklin County KY School District Building Revenue	4.000	3/1/2017	Aa3	1,690,000	1,703,165
Green County Ky School District Finance Corporation	5.000	4/1/2021	Aa3	1,085,000	1,142,852
Greenup County School District Finance Corporation	4.650	3/1/2021	Aa3	1,650,000	1,712,073
Hardin County KY School District Finance Corporation	6.000	7/1/2016	Aa3	1,025,000	1,117,281
Harlan KY Independent School District Finance Corporation	6.000	5/1/2015	Aa3	275,000	288,294
Hopkins County School District Finance Corporation	5.125	6/1/2019	Aa3	4,120,000	4,465,709
Jessamine County KY School District Finance Corporation	5.375	1/1/2017	Aa3/A+*	1,500,000	1,590,180
Kenton County School District Finance Corporation	5.375	3/1/2017	A+*	4,300,000	4,677,884
KY Area Development Districts Lease City of Ewing	5.700	6/1/2015	AA*	1,500,000	1,649,655
Kentucky Area Development Districts Financing Lease-Ewing	5.600	6/1/2022	AA*	1,055,000	1,162,325
KY Area Development Districts Financing Trust Lease	5.350	12/1/2022	AA*	2,560,000	2,774,502
Kentucky Area Development Districts Financing Lease Program	5.400	12/1/2021	AA*	710,000	787,731
Kentucky Area Development Districts Financing Lease - City	5.400	12/1/2021	AA*	1,095,000	1,214,881
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/1/2020	A+*	400,000	407,152
Kentucky Infrastructure Authority	6.375	8/1/2014	Aa3/A*	700,000	740,159
Kentucky Infrastructure Authority Series A	5.000	6/1/2019	Aa3/AA-*	1,000,000	1,076,770
Kentucky Infrasturcture Authority	5.000	6/1/2017	Aa3/A*	1,035,000	1,110,038
KY State Property & Buildings Commission Revenue #67	5.375	9/1/2019	Aa3/AA-*	3,475,000	3,961,917
Kentucky State Property & Building #68	5.250	10/1/2018	Aa3/A+*	1,500,000	1,648,740
Kentucky State Property & Building #68	5.000	10/1/2019	Aa3/AA-*	5,500,000	5,919,760
KY State Property & Building Commission #73	5.500	11/1/2013	Aa3/AA-*	1,500,000	1,701,885
Laurel County KY School District Finance Corporation	5.600	3/1/2017	Aa3	1,000,000	1,095,380
Laurel County School District School Building Revenue	5.750	6/1/2020	Aa3	1,250,000	1,422,975
Martin County KY School District Finance Corporation	5.375	9/1/2020	Aa3	1,100,000	1,212,750
Montgomery County School District Finance Corporation	4.375	4/1/2023	Aa3	3,105,000	3,083,576
Oldham County KY School District Finance Corporation	5.000	12/1/2021	Aa3	2,090,000	2,217,323
Pendleton County KY Multi-County Lease Revenue	6.500	3/1/2019	A*	34,500,000	34,953,330
Pendleton County KY Multi-County Lease Revenue	6.400	3/1/2019	A	3,000,000	3,675,270
Pendleton County KY School District Finance Corporation	5.125	6/1/2019	Aa3	1,140,000	1,221,613
Pike County School District Finance Corporation	5.000	9/1/2016	Aa3	1,850,000	1,987,548
Pike County KY School District Finance Corporation	5.100	9/1/2020	Aa3	1,000,000	1,066,980
Richmond KY Court Facilities Corporation Revenue	5.250	2/1/2019	AA*	1,035,000	1,096,127
Scott County School District	5.000	3/1/2021	Aa3	1,240,000	1,314,995
Three Forks Public Property Corporation - Regional Detentio	5.500	12/1/2020	BBB*	2,435,000	2,508,610
Trigg County School District Finance Corporation	4.600	4/1/2018	Aa3	1,700,000	1,758,701
Whitley County School Finance	4.800	2/1/2021	Aa3	800,000	833,824
Woodford County School District Financing Corporation	3.625	7/1/2017	Aa3	1,250,000	1,211,988

					123,712,455

PUBLIC FACILITIES REVENUE BONDS
7.34% of Net Assets
Boone County KY Public Property Corporation-AOC Judicial	5.000	9/1/2019	Aa3	1,000,000	1,074,580
Boone County KY Public Property Corporation - Judicial Faci	5.125	9/1/2022	Aa3	1,750,000	1,877,960
Calloway County Public Property Corporation-Courthouse	5.625	3/1/2018	A	1,000,000	1,087,520
Danville Ky Multi-City Lease Revenue-Mt Sterling	5.000	9/1/2011	NR	545,000	579,815
Florence KY Public Property Corporation Revenue	5.250	3/1/2017	A3	1,060,000	1,107,424
Kenton County KY Public Property Corporation Revenue	5.700	12/1/2015	A2	1,305,000	1,407,560
Kenton County KY Public Property Corporation Revenue	5.700	12/1/2016	A2	1,380,000	1,486,301
Kentucky State Property & Building Commission Project #63	5.100	11/1/2018	Aa3/AA-*	2,000,000	2,228,640
KY State Property & Buildings Community Revenues #67	5.125	9/1/2018	Aa3/AA-*	1,000,000	1,123,660
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.100	3/1/2008	Aa	1,500,000	1,525,905
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.150	3/1/2013	Aa	17,860,000	18,089,144
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.200	3/1/2018	Aa	14,500,000	14,688,500
Oldham County KY Public Facilities Construction Corporation	5.250	6/1/2017	A+*	1,060,000	1,122,519

					47,399,528

ESCROWED TO MATURITY BONDS
6.68% of Net Assets
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	06/01/2012	Baa1	2,170,000	2,514,618
Jefferson County KY Health Facilities Services - Alliant Health	5.125	10/01/2018	Aaa/AAA*	33,000,000	35,376,000
Jefferson County KY Health Facilities Alliant Health Services	5.125	10/01/2017	Aaa/AAA*	4,980,000	5,218,691

					43,109,309

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.24% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical	5.800	7/1/2011	A-*	270,000	285,628
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	7/1/2017	A-*	5,000,000	5,293,900
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	7/1/2013	A-*	2,870,000	3,035,656
Crittenden County Heathcare Facilities	6.300	1/1/2016	NR	2,095,000	2,175,197
Jefferson County KY Health Facilities Jewish Hospital	5.700	1/1/2011	A1/AA-*	1,200,000	1,289,160
Kentucky Development Finance Authority Green River	6.000	11/1/2010	Aa3	1,000,000	1,067,390
Kentucky Economic Development Finance Authority Catholic	5.500	9/1/2014	Aa3/AA-	1,375,000	1,504,621
Kentucky Development Finance Authority Hospital-Appalach	5.850	10/1/2017	BB	1,000,000	953,630
Kentucky Development Finance Authority-Catholic Health	5.000	12/1/2018	AA/Aa2	6,950,000	7,177,335
Kentucky Development Financial Authority Catholic Health	5.750	12/1/2015	AA/Aa2	2,000,000	2,237,140
Kentucky Economic Development Finance Authority Revenue	5.250	9/1/2021	Aa2/AA	2,000,000	2,087,060
Kentucky Economic Development Finance Authority-Norton Heal	6.125	10/1/2010	BBB+	7,000,000	7,527,800
Kentucky Economic Development Finance Authority - Catholic	5.125	10/1/2021	A1/AA-	1,000,000	1,065,600
Madison County Ky Industrial Building Revenue - McCready Ma	5.500	6/1/2020	AA*	1,785,000	1,975,995
Pike County KY Mortgage Revenue Phelps Regional Health	5.650	9/20/2027	NR/AAA	2,435,000	2,613,973

					40,290,085

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.74% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil Project	6.650	8/1/2009	Baa2	8,835,000	9,078,846
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/1/2009	Baa2	1,000,000	1,080,360
Campbellsville KY Industrial Revenue-Campbellsville College	6.000	3/1/2017	NR	1,920,000	2,098,560
Jefferson County KY Pollution Control Revenue-E I DuPont	6.300	7/1/2012	Aa3/AA-*	3,500,000	3,589,320
Kentucky League of Cities-Ashland Series	6.250	8/1/2017	A-*	1,550,000	1,581,078
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	7/1/2007	NR	270,000	271,350

					17,699,514

GENERAL OBLIGATION BONDS
2.69% of Net Assets
Bowling Green Ky General Obligation	5.300	6/1/2018	Aa3	1,000,000	1,109,800
Bowling Green KY General Obligation	4.600	6/1/2018	Aa2/AA-*	1,290,000	1,344,941
Hardin County KY General Obligation	5.125	6/1/2019	A1	2,255,000	2,451,997
Jefferson County Series A	4.900	12/1/2018	Aa2/AA*	1,605,000	1,696,084
Kentucky Area Development Districts Financing	4.700	6/1/2024	AA*	2,625,000	2,652,773
Kentucky State Property & Buildings Commission Project #62	4.625	9/1/2013	Aa3/AA-*	2,750,000	2,916,925
Lexington Fayette Urban County Government Detention Center	4.750	5/1/2018	Aa2/AA+*	3,120,000	3,255,065
Louisville KY General Obligation	5.000	11/1/2019	Aa3/AA-*	1,775,000	1,913,450

					17,341,035

PREREFUNDED BONDS
1.77% of Net Assets
Elsmere KY Industrial Development Revenue-Courtaulds plc	6.750	4/1/2010	NR	2,000,000	2,093,340
Floyd County KY Public Property Revenue-Justice Center	6.125	9/1/2018	A+*	1,240,000	1,342,833
Jefferson County Ky Improvement	6.000	4/1/2020	Aa2/AA*	1,985,000	2,275,465
Jefferson County KY Capital Projects Corporation Revenue	5.600	4/1/2014	Aaa/AAA*	1,000,000	1,079,780
Junction City KY College Revenue-Center College Project	5.875	4/1/2017	A2	1,000,000	1,116,820
Letcher County KY School District Finance Corporation	6.700	10/1/2014	Aa3	1,490,000	1,520,009
Powell County KY School District Finance Corporation	5.900	8/1/2016	Aa3	1,185,000	1,255,354
Union County KY Public Property Corporation	6.125	9/1/2015	NR	700,000	743,050

					11,426,651

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.70% of Net Assets
Berea Educational Facilities College Project	4.000	06/01/2019	Aaa	1,315,000	1,310,595
Berea Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,140,134
Georgetown College Project Series A	6.000	11/15/2016	A	1,000,000	1,087,640
Georgetown College Project Series A	6.250	11/15/2020	A	4,000,000	4,340,960
Jefferson County KY College Project Bellarmine College	5.250	05/01/2019	Baa2	2,000,000	2,075,280

					10,954,609

STATE AND LOCAL MORTGAGE REVENUE BONDS
1.65% of Net Assets
Florence KY Housing Facility Revenue	6.300	08/15/2019	A/A*	2,615,000	2,812,537.10
Kentucky Housing Corporation	4.550	07/01/2024	Aaa/AAA*	6,000,000	6,030,720.00

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Ky State Property & Building Commission Project #67	5.125	09/01/2016	Aa3/AA-*	1,000,000	1,126,570.00
Louisville Housing Assistance Mortgage Corp Rivertown Project	5.100	07/01/2024	Aa2	655,000	656,526.15

					10,626,353

CERTIFICATES OF PARTICIPATION BONDS
.74% of Net Assets
Jeffersontown KY Certificate of Participation	6.500	09/01/2009	A3	1,060,000	1,085,970
Jeffersontown KY Certificate of Participation	5.750	11/01/2015	A3	1,095,000	1,176,227
Shelbyville KY Certificates of Participation	5.350	10/01/2013	NR	1,295,000	1,373,231
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,176,872

					4,812,300

MUNICIPAL UTILITY REVENUE BONDS
.28% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue	6.400	01/01/2007	BBB-*	575,000	581,854
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA*	1,140,000	1,256,793

					1,838,647

Total Investments (cost $602,413,043) - 97.99% of Net Assets					$632,654,350

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$31,417,336
Unrealized depreciation	(1,176,039)

Net unrealized appreciation	$30,241,297

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Government Securities and Agencies — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
43.64% of Net Assets
Medium Term Note	7.000%	08/15/2014	Aaa/AAA*	$500,000	$595,653
Medium Term Note	5.625	02/12/2018	Aaa/AAA*	1,500,000	1,501,065
Medium Term Note	5.620	08/06/2018	Aaa/AAA*	3,000,000	2,999,049
Medium Term Note	8.170	12/16/2004	Aaa/AAA*	2,000,000	2,025,580
Medium Term Note	5.875	09/19/2017	Aaa/AAA*	783,333	783,102
Medium Term Note	5.250	05/21/2018	Aaa/AAA*	1,000,000	999,630

					8,904,079

FEDERAL HOME LOAN MORTGAGE
19.69’% of Net Assets
Medium Term Note	4.875	03/15/2007	Aaa/AAA*	1,400,000	1,460,659
Medium Term Note	5.125	11/07/2013	Aaa/AAA*	1,000,000	1,020,801
Medium Term Note	5.500	09/12/2013	Aaa/AAA*	1,500,000	1,536,899

					4,018,359

FEDERAL NATIONAL MORTGAGE ASSOCIATION
17.14’% of Net Assets
Medium Term Note	5.750	11/07/2017	Aaa/AAA*	400,000	412,034
Medium Term Note	5.300	08/15/2013	Aaa/AAA*	2,000,000	2,089,070
Medium Term Note	5.580	07/21/2023	Aaa/AAA*	1,000,000	995,475

					3,496,579

FEDERAL FARM CREDIT BANK
10.60’% of Net Assets
Medium Term Note	5.300	6/24/2014	Aaa/AAA*	2,050,000	2,162,773

					2,162,773

STUDENT LOAN MARKETING ASSOCIATION
5.85% of Net Assets
Medium Term Note	7.300	08/01/2012	Aaa/AAA*	1,000,000	1,192,744

					1,192,744

CASH EQUIVALENTS
2.33% of Net Assets
US Bank U.S. Treasury Money Market Fund				475,560	475,560

					475,560

Total Investments (cost $19,144,459) - 99.25% of Net Assets					$20,250,094

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$650,481
Unrealized depreciation	(20,409)

Net unrealized appreciation	$630,072

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
66.16% of Net Assets
AL Housing Financial Authority Single Family Mortgage	5.050	10/1/2013	Aaa	$15,000	$15,636
Alabama Private Colleges & University Facilities Authority	5.900	9/1/2016	Aaa/AAA*	10,000	10,927
AL State Board Education Bishop State Community College	4.600	1/1/2021	Aaa	100,000	102,549
Alabama State Docks Department Docks Facilities Reveue	5.500	10/1/2022	Aaa/AAA*	110,000	121,021
AL State University Revenue General Tuition & Fee - Series A	5.000	1/1/2019	Aaa/AAA*	50,000	53,518
Alabama Water Pollution Control Authority	5.500	8/15/2016	Aaa/AAA*	10,000	10,650
AL Water Pollution Control Authority Revolving Fund Loan	4.800	8/15/2018	Aaa/AAA*	50,000	52,596
AL Water Pollution Control Authority - Series A	4.800	8/15/2022	Aaa/AAA*	170,000	175,554
Alexander City AL Warrants	4.700	5/1/2021	AAA*	200,000	206,702
Birmingham AL Special Care Facilities Financing	5.000	6/1/2020	Aaa/AAA*	100,000	105,260
Birmingham AL Multifamily Housing Revenue - Beaconview	5.600	7/1/2020	Aaa/AAA*	20,000	20,345
Blount County AL Water Authority Revenue	5.750	8/1/2019	Aaa/AAA*	125,000	142,588
Central Elmore AL Water & Sewer	5.000	7/1/2021	Aaa/AAA*	100,000	106,542
Choctaw County AL Revenue School Warrants	4.700	3/1/2017	A*	200,000	206,316
Colbert County Northwest AL Health Care Facility	5.750	6/1/2015	Aaa/AAA*	10,000	10,451
Colbert County-Northwest AL Healthcare Authority	5.750	6/1/2020	Aaa/AAA*	20,000	20,961
Fairhope AL Utilities Revenue Warrants	5.750	12/1/2021	Aaa/AAA*	25,000	27,476
Fort Payne Warrents	5.500	5/1/2016	Aaa/AAA*	10,000	10,760
Gasden AL Warrants - Series B	4.600	8/1/2022	Aaa	100,000	102,219
Hoover AL Board of Education Capital Outlay Warrants	5.250	2/15/2026	Aaa/AAA*	35,000	37,156
Houston County AL Warrants	5.650	10/15/2015	Aaa/AAA*	25,000	28,572
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/1/2021	Aaa/AAA*	200,000	204,030
Huntsville AL Health Care Authority Series A	5.000	6/1/2023	Aaa/AAA*	40,000	41,256
Huntsville AL Health Care Authority Series A	5.400	6/1/2022	Aaa/AAA*	50,000	54,639
Huntsville AL Public Building Authority Lease Revenue	5.125	10/1/2022	Aaa/AAA*	200,000	213,904
Huntsville AL Public Educational Building - A&M	5.600	6/1/2014	A*	20,000	21,548
Huntsville AL Public Educational Building	6.050	6/1/2020	A*	150,000	164,126
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	6/1/2018	Aaa/AAA*	30,000	32,308
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	6/1/2021	Aaa/AAA*	50,000	53,499
Jefferson County AL Board of Education Capital Outlay	5.800	2/15/2020	Aaa/AAA*	10,000	10,989
Jefferson County AL Sewer Revenue Capital Improvement	5.000	2/1/2020	Aaa/AAA*	50,000	52,921
Lauderdale County & Florence AL Health Care Authority	5.250	7/1/2019	Aaa/AAA*	30,000	32,423
Lee County AL School Warrants	5.000	2/1/2018	Aaa/AAA*	100,000	107,685
Limestone County AL Water Authority Water Revenue	5.250	12/1/2020	Aaa/AAA*	45,000	45,914
Linden AL Warrants	5.250	6/1/2023	AA*	25,000	26,121
Madison AL School Warrants - Series B	5.000	2/1/2023	Aaa/AAA*	150,000	157,208
Mobile AL Limited Obligation Tax Warrants	5.500	2/15/2023	A1	35,000	36,803
Montgomery AL Waterworks & Sanitary Sewer Board	5.000	9/1/2019	Aaa/AAA*	50,000	53,399
Muscle Shoals AL Refunded Warrants	4.600	8/1/2024	Aaa	250,000	251,375
Nortwest AL Gas District Gas System Revenue	5.900	5/1/2020	Aaa	35,000	39,336
Oxford AL Public Parks & Recreation Board Revenue	6.000	12/1/2021	A*	115,000	126,860
Phenix City AL School Warrants	5.450	8/1/2016	Aaa/AAA*	10,000	11,326
Roanoke AL Warrants	4.450	5/1/2020	AAA*	150,000	153,486
St Clair County Board of Education School Tax Anticipation	5.500	2/1/2016	Aaa/AAA*	10,000	11,101
St Clair County AL Board Education School Tax Warrants	4.400	2/1/2022	Aaa/AAA*	250,000	251,128
Southeast AL Gas District System Revenue Series A	5.500	6/1/2020	Aaa	10,000	11,173
Sylacauga AL Warrants	5.500	6/1/2025	Aaa	25,000	27,364
Trussville AL Warrants	4.800	10/1/2021	Aaa	85,000	88,596
Tuskegee AL Utilities Board Utilities Revenue	5.500	2/1/2022	Aaa/AAA*	70,000	75,604
University of Alabama Revenue - Birmingham	6.000	10/1/2020	Aaa/AAA*	25,000	28,698
University of Alabama University Revenue-Huntsville	5.750	12/1/2016	Aaa/AAA*	10,000	10,975
University AL University Revenue Hospital-Series A	5.400	9/1/2013	Aaa/AAA*	50,000	56,043

					4,019,637

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
GENERAL OBLIGATION BONDS
19.86% of Net Assets
AL State - Series A	5.000	6/1/2019	Aa3/AA*	30,000	32,087
AL State Series A	5.000	6/1/2020	Aa3/AA*	100,000	106,746
Alabama State Series B	5.000	6/1/2021	Aa3/AA*	30,000	31,725
Alabama State - Series A	4.625	9/1/2022	Aa3/AA*	100,000	102,721
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/1/2020	A1/A*	50,000	49,839
Alabama 21st Century Authority Tobacco Settlement Revenue	5.850	12/1/2013	A1/A*	15,000	15,715
Birmingham AL Warrants	4.900	1/1/2018	Aa3/AA*	150,000	156,618
Birmingham AL Capital Improvement Warrants - Series A	5.500	8/1/2025	Aa3/AA*	100,000	109,896
Birmingham AL Referral Warrants - Series A	5.250	5/1/2018	Aa3/AA*	300,000	331,647
Madison AL Warrants - Series C	5.000	9/1/2018	Aaa/AAA*	250,000	269,800

					1,206,794

PUBLIC FACILITIES REVENUE BONDS
3.67% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa3/AA*	190,000	201,083
Hoover AL Wts - Series A	5.650	01/01/2014	Aa3/AA*	10,000	11,338
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,717

					223,138

MUNICIPAL UTILITIES
2.21% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	01/01/2017	Aa3/AA-*	20,000	21,618
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	01/01/2021	A1/AA-*	100,000	101,948
Douglas AL Water & Fire Protection Authority Water Revenue	5.600	06/01/2015	NR	10,000	10,666

					134,232

UNIVERSITY CONSOLIDATED EDUCATION & HOUSING
2.13% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3	120,000	129,120

					129,120

HOSPITALS AND HEALTHCARE
2.03% of Net Assets
Blount County AL Health Care Authority Tax Anticipation War	5.750	02/15/2019	BBB+*	25,000	26,795
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3	50,000	52,877
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	30,000	32,439
Oneonta Eastern Health System Special	7.750	07/01/2021	Baa1/BBB*	10,000	11,143

					123,254

INDUSTRIAL REVENUE BONDS
1.81% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	82,673
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	26,790

					109,463

PREREFUNDED BONDS
1.46% of Net Assets
Helena AL Utilities Board Water & Sewer Revenue	5.750	09/01/2025	Aaa/AAA*	25,000	27,343
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2021	Aaa/AAA*	30,000	33,668
Lee County AL Warrants	5.500	02/01/2021	Aaa/AAA*	15,000	16,537
Montevallo AL American	6.000	06/01/2013	NR	10,000	11,238

					88,786

LEASE REVENUE BONDS
.34% of Net Assets
Mountain Brook AL City Board Education Capital Outlay	5.200	02/15/2021	Aa2	20,000	20,634

					20,634

STATE AND LOCAL MORTGAGE REVENUE BONDS
.17% of Net Assets
Alabama Housing Financial Authority Single Family Housing	6.000	04/01/2016	Aaa	10,000	10,416

					10,416

Total Investments (cost $5,788,130) - 99.84% of Net Assets					$6,065,474

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

September 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.

(a)	Cost for financial reporting and federal income tax purposes are substantially the same and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$280,429
Unrealized depreciation	(3,095)

Net unrealized appreciation	$277,334

Item 2. Controls and Procedures.

On November 15, 2004 the Registrant’s President and Treasurer assessed the internal controls and procedures and disclosures controls to insure that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported in the time periods specified by the Securities and Exchange Commission’s rules and forms. Internal controls over financial reporting were reviewed to assure reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Said review included the procedures for maintenance of records to fairly reflect transactions and disposition of assets of the Registrant; review of procedures to assure recordation of transaction; review of receipts and expenditures of the Registrant to assure that such are being made only in accordance with authorization of management of the Registrant; and review of procedures to assure the prevention or timely detection of unauthorized acquisition, use, or disposition of Registrant’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures effective. There were no changes in the Registrant’s internal controls over financial reporting that occurred during the first quarter of the fiscal year that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dupree Mutual Funds

By:	Thomas P. Dupree, Sr., President /s/

Date: 11/17/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	Thomas P. Dupree, Sr., President /s/

Date: 11/17/04

By:	Michelle M. Dragoo, Vice President /s/

Date: 11/17/04